Business Combinations - Additional Information (Detail) - USD ($)					3 Months Ended
		Mar. 25, 2015	Feb. 27, 2015	May. 07, 2014	Sep. 30, 2015
Aptiv Solutions
Business Acquisition [Line Items]
Cash consideration				$ 143,500,000
Percentage of common stock acquired				100.00%
Adjustments to cash consideration	[1]			$ 22,399,000
Working capital adjustment		$ 1,900,000		$ 1,964,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Cash consideration			$ 120,000,000
Contingent cash consideration			14,900,000
Provisional amount on acquisition pending completion			3,600,000		$ 383,000
Adjustments to cash consideration	[2]		$ 11,283,000

[1]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.
[2]	Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been paid.